Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net Income (Loss)	$ (5,446,252)	$ 1,606,489	$ 1,352,511
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	5,142,000
Equity in earnings of subsidiaries	(44,773)	(1,606,935)	(1,353,322)
Net Cash Used in Operating Activities	(349,025)	(446)	(811)
Cash Flows from Investing Activities:
Loans to affiliate	(6,782,418)
Net Cash Used in Financing Activities	(6,782,418)
Cash Flows from Financing Activities:
Deferred offering costs		(158,030)
Amount financed from related parties	132,962	160,507	896
Amount repaid to related parties		(1,000)
Amount repaid to affiliate	(245)
Proceeds from initial public offering	7,030,759
Net Cash Provided by Financing Activities	7,163,476	1,477	896
Effect of exchange rate changes	81,694	255	(2)
Changes in Cash	113,727	1,256	83
Cash and cash equivalents at beginning of the year	1,339	83
Cash and cash equivalents at end of the year	$ 115,066	$ 1,339	$ 83